Taxes - Summary Of Tax Liabilities Presented In Consolidated Statements Of Financial Position (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure Of Tax Liabilities [Line Items]
Tax Liabilities	$ 881
Current	427	$ 299
Non-current	565	671
Tax settlement programs - PRT [member]
Disclosure Of Tax Liabilities [Line Items]
Tax Liabilities	2
Special tax settlement programs - PERT [member]
Disclosure Of Tax Liabilities [Line Items]
Tax Liabilities	619
Withholding income taxes [member]
Disclosure Of Tax Liabilities [Line Items]
Tax Liabilities	260
Tax Settlement Program [member]
Disclosure Of Tax Liabilities [Line Items]
Tax Liabilities		1,545
Payments	(410)
use of tax loss carry forwards	(140)
Inflation indexation	41
Others	6
CTA	(161)
Tax Liabilities	881
Current	316
Non-current	565
Tax Settlement Program [member] | Tax settlement programs - PRT [member]
Disclosure Of Tax Liabilities [Line Items]
Tax Liabilities		153
use of tax loss carry forwards	(140)
CTA	(11)
Tax Liabilities	2
Tax Settlement Program [member] | Special tax settlement programs - PERT [member]
Disclosure Of Tax Liabilities [Line Items]
Tax Liabilities		784
Payments	(89)
Inflation indexation	27
Others	(1)
CTA	(102)
Tax Liabilities	619
Tax Settlement Program [member] | Withholding income taxes [member]
Disclosure Of Tax Liabilities [Line Items]
Tax Liabilities		521
Payments	(226)
Inflation indexation	12
Others	2
CTA	(49)
Tax Liabilities	260
Income taxes [member] | Tax Settlement Program [member] | Tax settlement programs - PRT [member]
Disclosure Of Tax Liabilities [Line Items]
Tax Liabilities		153
use of tax loss carry forwards	(140)
CTA	(11)
Tax Liabilities	2
Income taxes [member] | Tax Settlement Program [member] | Special tax settlement programs - PERT [member]
Disclosure Of Tax Liabilities [Line Items]
Tax Liabilities		744
Payments	(29)
Inflation indexation	25
Others	(18)
CTA	(103)
Tax Liabilities	619
Other taxes [member] | Tax Settlement Program [member] | Special tax settlement programs - PERT [member]
Disclosure Of Tax Liabilities [Line Items]
Tax Liabilities		40
Payments	(60)
Inflation indexation	2
Others	17
CTA	1
Production taxes [member] | Tax Settlement Program [member] | Non -tax debts settlement program - PRD [member]
Disclosure Of Tax Liabilities [Line Items]
Tax Liabilities		$ 87
Payments	(95)
Inflation indexation	2
Others	5
CTA	$ 1